Segment Reporting	12 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Segment Reporting

15. Segment Reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in consolidated financial statements for details on the Company’s business segments.

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance.

The significant expenses reviewed by the CODM are consolidated operating expenses, as presented in the consolidated statements of operations and comprehensive income. Consolidated operating expenses include selling, general and administrative expenses and reversal of / (allowance for) expected credit losses. Selling, general and administrative expenses include depreciation and amortization expense, which are disclosed in Note 6, “Property, Equipment, net” and Note 7, “Lease”. Other segment items consist of interest expense and other income, as presented in the consolidated statements of operations and comprehensive income.

Other segment items for the years ended September 30, 2025, 2024 and 2023 totaled income $91,012, $46,756 and totaled expenses $31,770, respectively, and consisted of:

-	Interest expense of $56,211, $44,144 and $42,034, respectively

-	Other income of $147,223, $90,900 and $10,264, respectively, primarily related to government subsidies and bank and other interest income.

The CODM does not utilize consolidated balance sheet information when evaluating performance or allocating resources.

Based on management’s assessment, the Company determined it has one operating segment and therefore one reportable segment as defined by ASC 280. The Company’s assets are all in Hong Kong and all of the Company’s revenue and expense are from Hong Kong. Therefore, no geographical segments are presented. The single segment is the Company’s core business of undertaking (i) financial printing services such as printing, typesetting and translation, (ii) advisory services including Environmental, Social and Governance Report and (iii) other services.

The following table presents revenue by major type for the years ended September 30, 2025, 2024 and 2023:

	2025	2024	2023
Financial printing services	$4,417,324	$4,008,312	$4,875,865
Advisory services	1,203,031	1,623,580	1,151,751
Other*	629,117	252,509	241,177
	$6,249,472	$5,884,401	$6,268,793

*	Other are the standalone annual general meeting and extraordinary general meeting supporting service and other standalone services.